As filed with the Securities and Exchange Commission on June 24, 2013

Registration Nos. 333-87766
811-05068

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

Farm Bureau Life Variable Account

(Exact Name of Registrant)

Farm Bureau Life Insurance Company

(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
(515) 225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP

700 Sixth Street, N.W., Suite 700

Washington, D.C. 20001-3980

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐      immediately upon filing pursuant to paragraph (b) of Rule 485

☐     on May 1, 2013 pursuant to paragraph (b) of Rule 485

☒     60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐      on May 1, 2013 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Nonparticipating Flexible Premium Variable Life Insurance Policies

FARM BUREAU LIFE INSURANCE COMPANY

Farm Bureau Life Variable Account

Supplement Dated September 2, 2013

to the

Prospectus for

Nonparticipating Flexible Premium Variable Life Insurance Policy

(dated May 1, 2013)

This supplement updates certain information about the variable universal life insurance policy (the “Policy”) included in the above referenced prospectus.  Please read this supplement carefully and retain it with your Policy prospectus for future reference.

Effective October 1, 2013, for Policies issued prior to May 1, 2005, we will increase the current Premium Expense Charge, Monthly Policy Expense Charge, and the First-Year Monthly Per $1,000 Charge to the maximum guaranteed level specified in the Policy and the prospectus for the Policy.  In that regard, we are modifying the sections of the prospectus noted below.

On page 8 of the prospectus, the footnote pertaining to the Premium Expense Charge in the section entitled, “FEE TABLES — Transaction Fees,” is replaced in its entirety with the following:

(1) For policies purchased prior to May 1, 2005, the current Premium Expense Charge is 7% of each premium payment.

On page 9 of the prospectus, the footnotes pertaining to the Monthly Policy Expense Charge, and the First-Year Monthly Per $1,000 Charge in the section entitled, “FEE TABLES — Periodic Charges (Other than Investment Option Operating Expenses),” are replaced in their entirety with the following:

(8) For any Policy purchased prior to May 1, 2005, the current Monthly Policy Expense Charge is $7.00

(10) For any Policy purchased prior to May 1, 2005, the current First-Year Monthly Per $1,000 Charge is $0.07 per $1,000 of Specified Amount or Specified Amount increase.

On page 40 of the prospectus, the first and second sentences in the second paragraph in the section entitled, “CHARGES AND DEDUCTIONS — Premium Expense Charge,” are replaced in their entirety with the following:

The premium expense charge is 7% of each premium.

On page 42 of the prospectus, the last sentence in the section entitled “CHARGES AND DEDUCTIONS — Monthly Deduction — Monthly Policy Expense Charge,” has been removed in its entirety.

1

On page 43 of the prospectus, the last sentence in the section entitled “CHARGES AND DEDUCTIONS — Monthly Deduction — First-Year Monthly Per $1,000 Charge,” has been removed in its entirety.

On page 43 of the prospectus, the last sentence in the section entitled “CHARGES AND DEDUCTIONS — Monthly Deduction — First-Year Monthly Policy Expense Charge,” has been removed in its entirety.

On page 49 of the prospectus, a footnote has been added to the end of the second sentence in the fourth paragraph in the section entitled “DISTRIBUTION OF THE POLICIES” to define the term “Threshold Premium.” The footnote reads as follows:

The Threshold Premium is a specified annual premium which is based on the age, sex and underwriting class of the Insured, the Specified Amount of the Policy and the types and amounts of any additional benefits included in the Policy.

On page G-2 of the prospectus, the definition of “Threshold Premium” in the section entitled “GLOSSARY” is replaced in its entirety with the following:

Threshold Premium: A premium amount specified by the Company.  We use this amount to calculate the registered representatives’ compensation.

*          *          *

If you have any questions regarding this supplement, please contact the Company at 1-800-247-4170 or contact your registered representative.

2

This registration statement incorporates herein by reference the prospectus dated May 1, 2013, and the statement of additional information dated May 1, 2013, included in Post-Effective Amendment No. 16 to the registration statement on Form N-6 (File Nos. 333-87766 and 811-05068) filed on April 26, 2013 pursuant to paragraph (b) of Rule 485.

PART C

OTHER INFORMATION

Item 26. Exhibits

a.	Certified Resolution of the Board of Directors of the Company establishing the Variable Account.(1)

b.	None.

c.	(1)	Underwriting Agreement.(10)

	(2)	Career Agent’s Contract.(3)

	(3)	Commission Schedules. (See Exhibit 3(b) above.)(3)

	(4)	Paying Agent Agreement.(3)

d.	(1)	Policy Form.(5)

	(2)	Universal Cost of Living Increase Rider.(5)

	(3)	Universal Waiver of Charges Rider.(5)

	(4)	Universal Convertible Term Life Insurance Rider.(5)

	(5)	Universal Children’s Term Life Insurance Rider.(5)

	(6)	Death Benefit Guarantee Rider.(5)

	(7)	Universal Guaranteed Insurability Option Rider.(5)

e.	(1)	Application Form.(5)

	(2)	Suitability Supplement.(5)

f.	(1)	Certificate of Incorporation of the Company.(1)

	(2)	By-Laws of the Company.(1)

g.	Reinsurance Agreement between Farm Bureau Life Insurance Company and Hanover Life Reassurance Company of America.(6)

	(2)	Reinsurance Agreement between Farm Bureau Life Insurance Company and Business Men’s Assurance Company of America.(6)

	(3)	Reinsurance Agreement between Farm Bureau Life Insurance Company and The Lincoln National Life Insurance Company.(6)

	(4)	Reinsurance Agreement between Farm Bureau Life Insurance Company and Generali USA Life Reassurance Company.(8)

	(5)	Reinsurance Agreement between Farm Bureau Life Insurance Company and RGA Reinsurance Company.(8)

	(6)	Reinsurance Agreement between Farm Bureau Life Insurance Company and Munich American Reassurance Company.(8)

h.	(1)	Amended and Restated Participation Agreement relating to Equitrust Variable Insurance Series Fund.(9)

(a) Administrative Services Agreement.(12)

	(2)	Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Fund.(10)

(a) Amended and Restated Service Contract.(10)

(b) Service Agreement.(12)

	(3)	Participation Agreement relating to T. Rowe Price Equity Series, Inc. Fund and T. Rowe Price International Series, Inc.(2)

(a) Amended Schedule to Participation Agreement.(4)

(b) Amended Schedule to Participation Agreement.(10)

(4)	Participation Agreement relating to American Century Funds.(7)

(a) Amendment to Shareholder Services Agreement.(7)

(b) Amendment to Participation Agreement.(10)

(c) Amendment to Shareholder Services Agreement.(10)

(d) Novation Agreement relating to American Century Investment Services, Inc. (11)

(5)	Participation Agreement relating to Federated Insurance Series Fund.(13)

(a) Shareholder Information Agreement (Rule 22c-2).(13)

(b) Amendment to Participation Agreement.(13)

(6)	Participation Agreement and Administrative Services Agreement relating to Dreyfus Funds.(4)

(a) Amended Schedule to Participation Agreement Distribution Agreement.(7)

(b) Shareholder Information Agreement (Rule 22c-2).(9)

(c) Amended Schedule to Participation Agreement.(10)

(d) Amended Schedule to Administrative Services Agreement.(10)

(7)	Participation Agreement relating to Franklin Templeton Funds.(4)

(a) Amendment to Participation Agreement.(10)

(b) Amendment to Participation Agreement.(7)

(c) Amendment to Participation Agreement.(10)

(d) Amendment to Participation Agreement.(10)

(e) Amendment to Participation Agreement.(14)

(8)	Participation Agreement relating to JP Morgan Series Trust II.(4)

(a) Amendment to Participation Agreement (Rule 22c-2).(9)

(b) Amendment to Participation Agreement. (11)

(c) Amendment to Supplemental Payment Agreement. (11)

(9)	Participation Agreement relating to Summit Pinnacle Series.(4)

(a) Amendment to Participation Agreement.(10)

(b) Rule 12-b1 Agreement.(10)

(c) Amendment to Administrative Services Agreement.(10)

i.	None.

j.	(1)	Fidelity Shareholder Information Agreement (Rule 22c-2).(9)

	(2)	T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(9)

	(3)	American Century Shareholder Information Agreement (Rule 22c-2).(9)

	(4)	Franklin Templeton Shareholder Information Agreement (Rule 22c-2).(9)

	(5)	Summit Shareholder Information Agreement (Rule 22c-2).(9)

k.	Opinion and Consent of David A. McNeill, Esquire.(14)

l.	None.

m.	None.

n.	(1)	Consent of Ernst & Young LLP(15)

(2)	Consent of Sutherland Asbill & Brennan LLP(14)

(3)	Opinion and Consent of Carolyn Eddy Langenwalter, Illustration Actuary.(15)

o.	Financial Statement Schedules.(14)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information

Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

p.	None.

q.	Memorandum describing the Company’s issuance, transfer and redemption procedures for the Policy.(11)

r.	Power of Attorney.(14)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1998.

(2)	Incorporated herein by reference to the Initial Filing to the Registration Statement on Form S-6 (File No. 333-31444) filed with the Securities and Exchange Commission on March 1, 2000.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 26, 2001.

(4)

Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on September 27, 2001.

(5)	Incorporated herein by reference to the Initial Filing to the Registration Statement on Form S-6 (File No. 333-87766) filed with the Securities and Exchange Commission on May 6, 2002.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 29, 2003.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 29, 2005.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 28, 2006.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 27, 2007.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 29, 2008.

(11)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on May 27, 2010.

(12)	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 29, 2011.

(13)	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 27, 2012.

(14)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 26, 2013.

(15)	Filed herein.

Item 27. Directors and Officers of the Depositor

Name and
Principal Business Address*	Positions and Offices
Steven L. Baccus	Director
James A. Holte	Director
Doug Gronau	Director
Robert A. Hanson	Director
Jim McKnight	Director
Craig D. Hill	Director
Leland J. Hogan	Director
Doyle Johannes	Director
Perry E. Livingston	Director
Steve Nelson	Director
Charles E. Norris	Director
Kevin D. Paap	Director
Frank S. Priestley	Director

Name and
Principal Business Address*	Positions and Offices
Kevin G. Rogers	Director
Calvin L. Rozenboom	Director
Michael L. Spradling	Director
Philip J. Sundblad	Director
Scott E. VanderWal	Director
Michael S. White	Director
Craig D. Hill	Chairman and Director
Dennis J. Presnall	Senior Vice Chairman and Secretary
Leland J. Hogan	Vice President and Director
James P. Brannen	Chief Executive Officer
Donald J. Seibel	Chief Financial Officer and Treasurer
Charles T. Happel	Chief Investment Officer
Richard J. Kypta	Chief Operating Officer-Life Companies
David A. McNeill	General Counsel and Assistant Secretary
Daniel D. Pitcher	Chief Operating Officer-Property Casualty
David T. Sebastian	Vice President-Strategy and Business Development
Lori K. Strottman	Vice President-Human Resources
Ray Wasilewski	Vice President-Information Technology
Lori Geadelmann	Vice President Assistant General Counsel, Assistant Secretary, and Corporate Compliance Officer
Brian Mamola	Vice President-Corporate Actuarial Appointed Actuary
Michael Mock	Vice President Assistant General Counsel
Janice K. Sewright	Vice President-Accounting
Douglas V. Shelton	Vice President-Tax & Corporate Planning
Christopher T. Shryack	Vice President-Life Sales
Scott S. Shuck	Vice President-Marketing & Sales Services
Robert A. Simons	Vice President-Assistant General Counsel and Assistant Secretary
Cyrus S. Winters	Vice President-Sales
Tony Aldridge	Accounting Vice President
Rod J. Babbitt	Regional Vice President
Laura Kellen Beebe	Securities Vice President
Nancy Doll	Marketing Communications Vice President
Rich Duryea	Regional Vice President
Carolyn Eddy Langenwalter	Illustration Actuary
Paul Grinvalds	Life Operations and Product Management Vice President
Gary D. Harms	Agency Administration Vice President

Name and
Principal Business Address*	Positions and Offices
Steven M. Knutzen	Life Sales Development Vice President
Daniel Koster	Marketing Research and Analysis Vice President
Danielle Kuhn	Accounting Vice President
Kurt G. Larsen	Facilities Development Vice President
Ronnie G. Lee	Regional Vice President
Jackie Marino	Life Underwriting Vice President-Governance and Chief Underwriter
David Merlo	Customer Marketing & Integration Vice President
Mia Murdock	Regional Vice President
Joel Jacobsen	Regional Vice President
Richard A. Murdock	Regional Vice President
Kenneth (Kip) G. Peters	Technical Services Vice President
Larry W. Riley	Regional Vice President
Herman Riva	Securities Vice President
Kristi Rojohn	Compliance Vice President
Robert J. Rummelhart	Investment Vice President
Roger PJ Soener	Investment Vice President, Real Estate

*	The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the Prospectus and Statement of Additional Information included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.

Ownership Chart

03/31/2013

Item 29. Indemnification

Article IX of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) FBL Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Annuity Account and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of FBL Marketing Services, LLC

Name and
Principal Business Address*	Positions and Offices
Chris Shryack	President and Manager
James P. Brannen	Chief Executive Officer
Don Seibel	Chief Financial Officer and Treasurer
Charles T. Happel	Chief Investment Officer

Name and
Principal Business Address*	Positions and Offices
Richard J. Kypta	Executive Vice President
Dan Pitcher	Executive Vice President
David A. McNeill	General Counsel
Cy Winters	Vice President — Sales and Manager
Robert A. Simons	Vice President — Assistant General Counsel — Securities
Doug Shelton	Vice President — Tax and Corporate Planning
Lori Geadelmann	Corporate Compliance Officer, Vice President — Assistant General Counsel and Manager
Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance Vice President
Kristi Rojohn	Compliance Vice President and Secretary and Manager
Tony Aldridge	Accounting Vice President
Clint May	Counsel
Jennifer Morgan	Assistant Secretary
Erika Horstmann	Assistant Secretary
Sara Tamisiea	Assistant Secretary

*	The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c)	Compensation from the Registrant

		(3)
	(2)	Compensation on
(1)	Net Underwriting	Events Occasioning	(4)	(5)
Name of Principal	Discounts and	the Deduction of a	Brokerage	Other
Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation*
FBL Marketing Services, LLC	$2,358,142	NA	NA	$117,609

*	Registered representative fees.

Item 31. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Item 32. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 33. Fee Representation

Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Variable Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, State of Iowa, on the 24th day of June, 2013.

FARM BUREAU LIFE VARIABLE ACCOUNT

By:	/s/ Craig D. Hill
Craig D. Hill
Chairman
Farm Bureau Life Insurance Company

FARM BUREAU LIFE INSURANCE COMPANY

By:	/s/ Craig D. Hill
Craig D. Hill
Chairman
Farm Bureau Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig D. Hill	Chairman and Director [Principal Executive	June 24 2013
Craig D. Hill	Officer]

/s/ Donald J. Seibel	Chief Financial Officer and Treasurer	June 24, 2013
Donald J. Seibel	[Principal Financial and Accounting Officer]

*	Director	June 24, 2013
Steven L. Baccus

*	Director	June 24, 2013
James A. Holte

*	Director	June 24, 2013
Doug Gronau

*	Director	June 24, 2013
Robert A. Hanson

*	Vice Chairman and Director	June 24, 2013
Leland J. Hogan

	Signature	Title	Date

	*	Director	June 24, 2013
Doyle Johannes

	*	Director	June 24, 2013
Perry E. Livingston

	*	Director	June 24, 2013
Steve Nelson

	*	Director	June 24, 2013
Charles E. Norris

	*	Director	June 24, 2013
Kevin D. Paap

	*	Director	June 24, 2013
Frank S. Priestley

	*	Director	June 24, 2013
Kevin G. Rogers

	*	Director	June 24, 2013
Calvin L. Rozenboom

	*	Director	June 24, 2013
Michael L. Spradling

	*	Director	June 24, 2013
Philip J. Sundblad

	*	Director	June 24, 2013
Scott E. VanderWal

	*	Director	June 24, 2013
Michael S. White

*By:	/s/ David A. McNeill
David A. McNeill
Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

n. (1)	Consent of Ernst & Young LLP.

n. (3)	Opinion and Consent of Carolyn Eddy Langenwalter, Illustration Actuary.